Long Term Prepayments and Other Non-Current Assets (Details) - Schedule of Long Term Prepayments and Other Non-Current Assets - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Long Term Prepayments and Other Non Current Assets [Abstract]
Prepaid for equipment	[1]	$ 822,750	$ 3,836,627
Finance lease deposit		654,235
Others		47,509	14,358
Total		$ 1,524,494	$ 3,850,985

[1]	Prepaid for equipment represented advance payment on the production line equipment by Sunrise Guizhou, which had not been shipped as of December 31, 2023 and 2022, respectively.